Other Financial Assets - Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts [Abstract]
Beginning balance	₩ 52,677	₩ 20,267	₩ 15,094
Bad debt expense	2,180	30,942	5,173
Other	(20)	1,468	0
Ending balance	₩ 54,837	₩ 52,677	₩ 20,267